Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Ultra Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	RevenueShares Ultra Dividend Fund (the “Fund”) seeks to outperform the total return performance of the S&P 900® Index, the Fund’s benchmark index (the “Benchmark Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Ultra Dividend Index™ (the “Underlying Index”). The Underlying Index is constructed by identifying the top 60 securities from the Benchmark Index with the highest average quarterly dividend yields over the past twelve months, which are then re-weighted according to the revenue earned by the companies, subject to certain asset diversification requirements and a maximum 5% per company weighting.  The Underlying Index is rebalanced and reconstituted quarterly according to revenue weightings as of the previous quarter .

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will concentrate its investments in a particular industry or group of industries, such as the utilities and telecommunication services industries, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries. Utilities companies are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies.  Telecommunication services companies are companies that provide communication services primarily through fixed-line, cellular, wireless, high-bandwidth, and/or fiber-optic cable networks.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Concentration Risk The Fund will concentrate in industries to the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Utilities Industry Risk The utilities industry is subject to significant government regulation and oversight. Companies in the utilities industry may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Telecommunication Services Industry Risk Companies in the telecommunication services industry may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.

Dividend-Paying Stock Risk The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Medium Capitalization Stock Risk Medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced operations as of the date of this Prospectus.
RevenueShares Ultra Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 213

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management"), have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2014.